Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Mar. 31, 2012
Cash Flows from Operating Activities
Net loss for the year	$ (3,774,905)	$ (306,218)	$ (25,329,675)	$ (20,639)	$ (25,466,833)	$ (29,241,738)
Items not affecting cash:
Common shares issued for mining expenses and related finder's fees	0	25,000	50,000	0	50,000	50,000
Common shares issued for settlement of mining expenses	0	0	740,000	0	740,000	740,000
Common shares issued for director fees	0	0	17,595,000	0	17,595,000	17,595,000
Common shares issued for investor relations	0	0	702,000	0	702,000	702,000
Options issued for mining expenses	0	0	4,396,523	0	4,396,523	4,396,523
Interest accrued on convertible debenture	110,052	0				110,052
Accretion of beneficial conversion feature	1,533,133	0				1,533,133
Financing expense	1,091,025	0	1,168,674	0	1,168,674	2,259,699
Loss on discharge of indebtedness	1,275,000	0				1,275,000
Gain on derivative liability - warrants	(1,602,410)	0	(108,434)	0	(108,434)	(1,710,844)
Changes in operating assets and liabilities:
Prepaid expenses	436,600	(35,368)	(646,968)	(200)	(647,168)	(210,568)
Accounts payable and accrued liabilities	(170,698)	98,344	181,694	(1,984)	183,194	12,496
Net cash used in operations	(1,102,203)	(218,242)	(1,251,186)	(22,823)	(1,387,044)	(2,489,247)
Cash Flows from Investing Activities
Investment	(197,393)	0				(197,393)
Net cash used in investing activities	(197,393)	0				(197,393)
Cash Flows from Financing Activities
Advance from related party	(2,205)	10,738	10,738	23,132	47,537	45,332
Issuance of common shares for cash	0	250,000	1,250,000	0	1,349,500	1,349,500
Issuance of convertible debenture	500,000	0	1,000,000	0	1,000,000	1,500,000
Net cash provided by financing activities	497,795	260,738	2,260,738	23,132	2,397,037	2,894,832
Increase in cash and cash equivalents	(801,801)	42,496	1,009,552	309	1,009,993	208,192
Cash and cash equivalents - beginning of period	1,009,993	441	441	132	0	0
Cash and cash equivalents - end of period	208,192	42,937	1,009,993	441	1,009,993	208,192
Non-cash investing and financing activities:
Common stock issued for debt	1,860,000	0				1,860,000
Cash paid for:
Interest	0	0	0	0	0	0
Income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0